Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets

Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating losses	$47,877	$45,791
Research and other credits	2,178	2,178
Stock based compensation	2,682	1,585
In-process research and development	1,314	1,375
Other	708	676
Total deferred tax assets	54,759	51,605

Valuation allowance	(54,759)	(51,605)
Net deferred tax assets	$-	$-

Schedule of reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2018 and 2017 is as follows:

	Year Ended December 31,
	2018	2017
Statutory rate	21.0%	34.0%
Valuation allowance	(26.4)%	57.6%
Nondeductible stock compensation	0.1%	(0.1)%
Deferred tax expense from enacted rate reduction	-%	(98.7)%
Other	5.3%	7.2%
Effective tax rate	-%	-%

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at December 31, 2016	$1,127
Additions based on tax positions related to prior year	(67)
Additions based on tax positions related to current year	-
Balance at December 31, 2017	1,060
Additions based on tax positions related to prior year	-
Additions based on tax positions related to current year	-
Balance at December 31, 2018	$1,060